S000016668 [Member] Expense Example, No Redemption - Franklin Global Equity Fund	Oct. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	461
Expense Example, No Redemption, 10 Years	1,025
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	667
Expense Example, No Redemption, 3 Years	916
Expense Example, No Redemption, 5 Years	1,183
Expense Example, No Redemption, 10 Years	1,945
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,093
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	530
Expense Example, No Redemption, 10 Years	1,176
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,203
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,824